Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
T. Rowe Price Target 2005 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.18%	10.48%	(12.56%)	7.16%	10.74%	14.71%	(3.12%)	9.84%	6.51%	(0.64%)
T. Rowe Price Target 2010 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.41%	10.70%	(12.73%)	7.41%	10.98%	14.91%	(3.14%)	10.25%	6.55%	(0.73%)
T. Rowe Price Target 2015 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.53%	10.98%	(12.92%)	7.86%	11.44%	15.30%	(3.34%)	11.00%	6.57%	(0.54%)
T. Rowe Price Target 2020 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.80%	11.39%	(13.13%)	8.57%	12.02%	16.48%	(3.88%)	12.63%	6.54%	(0.34%)
T. Rowe Price Target 2025 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.46%	12.39%	(13.91%)	10.13%	13.21%	17.81%	(4.48%)	14.34%	6.72%	(0.20%)
T. Rowe Price Target 2030 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.47%	14.08%	(15.16%)	11.37%	14.17%	19.43%	(5.22%)	16.21%	7.09%	(0.06%)
T. Rowe Price Target 2035 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.51%	15.92%	(16.59%)	12.81%	15.38%	20.94%	(5.84%)	17.90%	7.21%	0.05%
T. Rowe Price Target 2040 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	11.66%	17.55%	(17.85%)	14.00%	16.49%	22.25%	(6.42%)	19.42%	7.38%	0.14%
T. Rowe Price Target 2045 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.73%	18.97%	(18.55%)	15.29%	17.45%	23.14%	(6.72%)	20.38%	7.51%	0.18%
T. Rowe Price Target 2050 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	13.57%	20.08%	(19.06%)	16.37%	18.05%	24.11%	(7.18%)	21.42%	7.52%	0.14%
T. Rowe Price Target 2055 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.03%	20.57%	(19.16%)	16.96%	18.44%	24.76%	(7.38%)	22.04%	7.60%	0.19%
T. Rowe Price Target 2060 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.30%	20.78%	(19.31%)	17.28%	18.59%	25.29%	(7.60%)	22.23%	7.67%	0.16%
T. Rowe Price Target 2065 Fund-Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.32%	20.86%	(19.29%)	18.14%